Equity and Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions Used in Estimating Fair Value of Warrants Issued

The fair value of the warrants issued was estimated using a Black-Scholes pricing model with the following assumptions:

Risk free interest rate	0.94% to 0.99%
Expected life in years	3 year
Expected volatility	146.6%

Summary of Stock Purchase Warrants Outstanding

The Company had stock purchase warrants outstanding as of March 31, 2015, 2014 and 2013 for the purchase of common shares, as follows:

			March 31, 2015	March 31, 2014
Year of Issue	Exercise Price	Expiration	Underlying Shares	Underlying Shares
2011	$0.50	4/24/2015	2,449,997	2,449,997
2011	$0.30	2/24/2016	3,745,000	3,745,000
2013	$0.20	6/8/2015	18,367,263	18,367,263
2013	$0.20	6/8/2015	22,200,000	22,200,000
2013	$0.20	9/21/2015	22,196,795	22,196,765
2013	$0.20	1/14/2016	13,056,997	13,056,997
2014	$0.30	12/18/2016	8,336,400	8,336,400
2014	$0.30	3/7/2017	4,644,400	4,644,400
2015	$0.25	9/15/2017	10,281,250	—

			105,278,102	94,996,822

Summary of Stock-Based Compensation Included in Statement of Operations

Stock-based compensation was included in the consolidate statement of operations as follows:

	2015	2014	2013
Cost of services	$—	$10,427	$11,497
Sales and marketing expenses	—	32,231	35,536
General and administrative expenses	—	52,142	812,580

Total	$—	$94,801	$859,613

Summary of Plan Activity

A summary of Plan activity in 2015, 2014 and 2013 follows:

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding, April 1, 2012	3,000,000	$0.20	3.0	$75,000
Granted to officers and directors	4,825,000	$0.19	3.0	$168,875
Granted to employees	1,000,000	$0.24	3.0	$—
Cancelled	(300,000)	$0.20

Outstanding, March 31, 2013	8,525,000	$0.20	3.0	$243,875

Cancelled	(270.000)	$0.20

Outstanding, March 31, 2014 and 2015	8,255,000
Exercisable, March 31, 2015	8,255,000	$0.20	1.0	$—

Assumptions Used in Estimating Fair Value of Stock Options

The fair value of each option grant in 2013 was estimated on the date of grant using a Black-Scholes option pricing model using the following assumptions:

Risk free interest rate	1.20%
Expected life in years	2 year
Expected volatility	158.0%